Average Annual Total Returns{- Government Portfolio} - 03.31 FIMM Funds Select Combo PRO-10 - Government Portfolio - Select Class - Return Before Taxes	Past 1 year	Past 5 years	Past 10 years
Total	0.01%	0.94%	0.50%